Aetna Life Insurance and Annuity Company Variable Life Account B

Statement of Assets and Liabilities -- December 31, 1999


ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                   Total
                                                                Shares            Cost            Assets
                                                              ---------      ------------      ------------
 Aetna Ascent VP                                                210,193      $  3,021,614      $  3,136,076
 Aetna Balanced VP, Inc.                                      1,840,829        28,411,306        28,661,711
 Aetna Bond VP                                                1,585,677        20,656,384        19,297,688
 Aetna Crossroads VP                                            173,950         2,335,123         2,395,290
 Aetna Growth and Income VP                                   5,612,663       185,527,276       172,252,616
 Aetna Growth VP                                                  3,353            52,285            58,067
 Aetna Index Plus Large Cap VP                                  984,575        18,690,522        20,548,071
 Aetna Legacy VP                                                 89,319         1,115,863         1,115,594
 Aetna Money Market VP                                        2,865,679        38,252,424        38,443,372
 Aetna Small Company VP                                          38,381           525,384           634,048
 Aetna Value Opportunity VP                                       8,229           130,042           135,120
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio                                     1,233,869        30,324,637        31,722,779
  Growth Portfolio                                              370,659        16,510,133        20,360,310
  High Income Portfolio                                          95,391         1,092,091         1,078,868
  Overseas Portfolio                                            165,315         3,310,781         4,536,234
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio                                        92,841         1,602,587         1,733,346
  Contrafund Portfolio                                          996,741        22,982,190        29,054,986
 Janus Aspen Series:
  Aggressive Growth Portfolio                                   962,665        45,420,154        57,461,476
  Balanced Portfolio                                            800,621        18,485,162        22,353,327
  Flexible Income Portfolio                                       5,978            69,472            68,267
  Growth Portfolio                                            1,017,622        26,378,071        34,242,981
  Worldwide Growth Portfolio                                  1,381,919        46,635,796        65,986,620
 MFS Variable Insurance Trust:
  Total Return Series                                               639            11,219            11,344
  World Government Series                                           198             2,000             1,984
 Oppenheimer Funds:
  Aggressive Growth Fund                                          8,969           728,396           738,203
  Global Securities Fund                                         19,315           516,931           645,319
  Growth & Income Fund                                           12,694           303,537           312,661
  Strategic Bond Fund                                           264,204         1,274,694         1,313,094
 Portfolio Partners Inc. (PPI):
  PPI MFS Emerging Equities Portfolio                           419,434        28,129,870        34,741,713
  PPI MFS Research Growth Portfolio                           1,075,876        13,315,190        15,901,444
  PPI MFS Value Equity Portfolio                                 53,473         2,451,631         2,928,730
  PPI Scudder International Growth Portfolio                    959,535        21,745,757        24,458,534
  PPI T. Rowe Price Growth Equity Portfolio                      36,443         1,968,414         2,405,261
                                                                             ------------      ------------
TOTAL ASSETS                                                                 $581,976,936      $638,735,134
                                                                             ============      ============
Net assets represented by:

Policyholders' account values: (Notes 1 and 5)
 Aetna Ascent VP
  Policyholders' account values .........................................................      $  3,136,076
 Aetna Balanced VP, Inc.
  Policyholders' account values .........................................................        28,661,711


See accompanying notes to financial statements.

Aetna Life Insurance and Annuity Company Variable Life Account B

 Aetna Bond VP
  Policyholders' account values ........................     $19,297,688
 Aetna Crossroads VP
  Policyholders' account values ........................       2,395,290
 Aetna Growth and Income VP
  Policyholders' account values ........................     172,252,616
 Aetna Growth VP
  Policyholders' account values ........................          58,067
 Aetna Index Plus Large Cap VP
  Policyholders' account values ........................      20,548,071
 Aetna Legacy VP
  Policyholders' account values ........................       1,115,594
 Aetna Money Market VP
  Policyholders' account values ........................      38,443,372
 Aetna Small Company VP
  Policyholders' account values ........................         634,048
 Aetna Value Opportunity VP
  Policyholders' account values ........................         135,120
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio
   Policyholders' account values .......................      31,722,779
  Growth Portfolio
   Policyholders' account values .......................      20,360,310
  High Income Portfolio
   Policyholders' account values .......................       1,078,868
  Overseas Portfolio
   Policyholders' account values .......................       4,536,234
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio
   Policyholders' account values .......................       1,733,346
  Contrafund Portfolio
   Policyholders' account values .......................      29,054,986
 Janus Aspen Series:
  Aggressive Growth Portfolio
   Policyholders' account values .......................      57,461,476
  Balanced Portfolio
   Policyholders' account values .......................      22,353,327
  Flexible Income Portfolio
   Policyholders' account values .......................          68,267
  Growth Portfolio
   Policyholders' account values .......................      34,242,981
 Worldwide Growth Portfolio
   Policyholders' account values .......................      65,986,620
 MFS Variable Insurance Trust:
  Total Return Series
   Policyholders' account values .......................          11,344
  World Government Series
   Policyholders' account values .......................           1,984
 Oppenheimer Funds:
  Aggressive Growth Fund
   Policyholders' account values .......................         738,203

See accompanying notes to financial statements.

Aetna Life Insurance and Annuity Company Variable Life Account B

  Global Securities Fund
   Policyholders' account values .........      $    645,319
  Growth & Income Fund
   Policyholders' account values .........           312,661
  Strategic Bond Fund
   Policyholders' account values .........         1,313,094
 Portfolio Partners Inc. (PPI):
  PPI MFS Emerging Equities Portfolio
   Policyholders' account values .........        34,741,713
  PPI MFS Research Growth Portfolio
   Policyholders' account values .........        15,901,444
  PPI MFS Value Equity Portfolio
   Policyholders' account values .........         2,928,730
  PPI Scudder International Growth Portfolio
   Policyholders' account values .........        24,458,534
  PPI T. Rowe Price Growth Equity Portfolio
   Policyholders' account values .........         2,405,261
                                                ------------
                                                $638,735,134
                                                ============


See accompanying notes to financial statements.

Aetna Life Insurance and Annuity Company Variable Life Account B

Statements of Operations and Changes in Net Assets

                                                                                Year Ended December 31,
                                                                       1999               1998               1997
                                                                       ----               ----               ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ...................................................    $   48,867,068     $  43,340,466      $  35,222,623
Expenses: (Notes 2 and 5)
 Valuation period deduction ..................................        (5,991,275)       (4,390,578)        (2,713,203)
                                                                  --------------     -------------      -------------
Net Investment Income ........................................        42,875,793        38,949,888         32,509,420
                                                                  --------------     -------------      -------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales .........................................       874,382,151       481,590,756        260,329,704
 Cost of investments sold ....................................       793,957,391       454,360,016        245,858,726
                                                                  --------------     -------------      -------------
  Net realized gain ..........................................        80,424,760        27,230,740         14,470,978
Net unrealized gain on investments: (Note 5)
 Beginning of year ...........................................        29,609,254        16,987,228         14,132,669
 End of year .................................................        56,758,198        29,609,254         16,987,228
                                                                  --------------     -------------      -------------
  Net change in unrealized gain ..............................        27,148,944        12,622,026          2,854,559
                                                                  --------------     -------------      -------------
Net realized and unrealized gain on investments ..............       107,573,704        39,852,766         17,325,537
                                                                  --------------     -------------      -------------
Net increase in net assets resulting from operations .........       150,449,497        78,802,654         49,834,957
                                                                  --------------     -------------      -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS:
Variable life premium payments ...............................       135,305,924       171,088,399        127,736,110
Transfers to the Company for monthly deductions ..............       (32,799,767)      (29,899,398)       (21,545,914)
Redemptions by policyholders .................................      (162,896,593)      (15,359,273)       (24,062,185)
Transfers on account of policy loans .........................        (4,913,122)       (4,006,080)        (2,875,077)
Other ........................................................           779,888          (342,142)           263,373
                                                                  --------------     -------------      -------------
Net increase (decrease) in net assets resulting from unit
 transactions (Note 5) .......................................       (64,523,670)      121,481,506         79,516,307
                                                                  --------------     -------------      -------------
Net changes in net assets ....................................        85,925,827       200,284,160        129,351,264
NET ASSETS:
Beginning of period ..........................................       552,809,307       352,525,147        223,173,883
                                                                  --------------     -------------      -------------
End of period ................................................    $  638,735,134     $ 552,809,307      $ 352,525,147
                                                                  ==============     =============      =============


See accompanying notes to financial statements.

Aetna Life Insurance and Annuity Company Variable Life Account B

Notes to Financial Statements -- December 31, 1999

1. Summary of Significant Accounting Policies & Account Information

   Variable Life Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended. The Variable Account consists of eight products which are listed below.

   o Aetna Vest
   o Aetna Vest II
   o Aetna Vest Plus
   o Aetna Vest Estate Protector
   o Aetna Vest Estate Protector II
   o Corporate Specialty Market
   o Corporate Specialty Market II
   o NYSUT Individual Life

   Effective October 1, 1998, Aetna Life Insurance Company and Aetna Life Insurance & Annuity Company contracted the administrative servicing obligations to its individual variable life business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LLANY). Although the Company is responsible for all policy terms and conditions, Lincoln Life and LLANY are responsible for servicing the individual life contracts, including the payment of benefits, oversight of investment management and contract administration. The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising out of any other business of Lincoln Life.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


   a. Valuation of Investments
   Investments in the following funds are stated at the closing net asset value per share as determined by each fund on December 31, 1999:

   Aetna Ascent VP                             Janus Aspen Series:
   Aetna Balanced VP, Inc.                     o Aggressive Growth Portfolio
   Aetna Bond VP                               o Balanced Portfolio
   Aetna Crossroads VP                         o Flexible Income Portfolio
   Aetna Growth and Income VP                  o Growth Portfolio
   Aetna Growth VP                             o Worldwide Growth Portfolio
   Aetna Index Plus Large Cap VP               MFS Variable Insurance Trust:
   Aetna Legacy VP                             o Total Return Series
   Aetna Money Market VP                       o World Government Series
   Aetna Small Company VP                      Oppenheimer Funds:
   Aetna Value Opportunity VP                  o Aggressive Growth Fund
   Fidelity Investments                        o Global Securities Fund
   Insurance Products Fund:                    o Growth & Income Fund
   o Equity-Income Portfolio                   o Strategic Bond Fund
   o Growth Portfolio                          Portfolio Partners Inc. (PPI):
   o High Income Portfolio                     o PPI MFS Emerging Equities Portfolio
   o Overseas Portfolio                        o PPI MFS Research Growth Portfolio
   Fidelity Investments Variable Insurance     o PPI MFS Value Equity Portfolio
   Products Fund II:                           o PPI Scudder International Growth Portfolio
   o Asset Manager Portfolio                   o PPI T. Rowe Price Growth Equity Portfolio
   o Contrafund Portfolio

Aetna Life Insurance and Annuity Company Variable Life Account B

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes
   The operation of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. The Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.


2. Mortality & Expense Guarantees & Other Transactions with Affiliates

   The Company charges each variable sub-account for mortality and expense risk. The amount charged is deducted daily at rates per year specified in each policy.

   The Company deducts a premium load from each premium payment to cover administration expenses, state taxes, and Federal income tax liabilities. The percentage deducted from each premium payment is specified in each policy.

   The Company charges monthly administrative fees for items such as underwriting and issuance, premium billing and collection, policy value calculation, confirmations and periodic reports. The amount of the monthly administrative fees are specified in each policy.

   The Company charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is equal to the amount at risk multiplied by a monthly cost of insurance rate. The cost of insurance rate is variable and is based on the insured's issue age, sex (where permitted by law), number of policy years elapsed and premium class.

   Under certain circumstances, the Company reserves the right to charge a transfer fee between sub-accounts. The amount of the transfer fee is specified in each policy.

   The Company, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the specified amount, insured's age, risk class and sex (where permitted by law). The maximum surrender charges are included in each policy and are in compliance with each state's nonforfeiture law.


3. Dividend Income

   On an annual basis, the underlying mutual funds in which the Account invests distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the underlying mutual funds. The Account's proportionate share of each underlying mutual fund's undistributed net investment income and accumulated net realized gain
   (loss) on investments is included in net unrealized gain (loss) on investments in the Statements of Operations and Changes in Net Assets of the Account.


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1999, 1998 and 1997 aggregated $852,734,274 and $874,382,151, $642,022,151 and $481,590,756,
   and $372,335,431 and $260,329,704, respectively.

Aetna Life Insurance and Annuity Company Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets

---------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                                Valuation     Proceeds
                                                                                  Period        from
                                                              Dividends         Deductions      Sales
---------------------------------------------------------------------------------------------------------
Aetna Ascent VP:                                            $    207,334        ($27,423)    $   797,996
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                        4,927,154        (362,224)     24,237,521
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Bond VP                                                  1,443,656        (280,638)     18,417,017
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                              150,412         (21,636)        728,894
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP                                    30,198,699      (1,580,938)     32,617,948
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Growth VP(1)                                                 3,015         (34,261)      5,715,725
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                    881,321        (196,915)     14,299,931
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                   62,497          (9,474)        227,116
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Money Market VP                                          1,696,087        (398,471)    240,430,804
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                             8,993         (28,237)      4,384,995
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                         6,310            (991)         96,462
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio                                        1,764,504        (369,449)     17,136,392
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Growth Portfolio                                               2,197,635        (205,229)     16,307,193
Policyholders' account values
---------------------------------------------------------------------------------------------------------
High Income Portfolio                                             62,986          (7,432)        326,086
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Overseas Portfolio                                               125,931         (32,249)      1,315,907
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio                                          232,267         (29,020)      2,871,385
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Contrafund Portfolio                                           1,565,873        (381,504)     26,236,688
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio                                    1,087,970        (302,514)    130,280,210
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Balanced Portfolio                                               550,807        (265,810)     17,853,236
Policyholders' account values
=========================================================================================================

---------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                                                    Net Unrealized
                                                                                                      Gain (Loss)
                                                               Cost of           Net                  -----------
                                                             Investments       Realized        Beginning         End
                                                                 Sold        Gain (Loss)       of Period      of Period
---------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:                                            $     774,178   $      23,818        ($53,438)  $      114,462
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                        25,666,801      (1,429,280)        (88,169)         250,405
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP                                                  18,670,143        (253,126)        (21,056)      (1,358,696)
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                               729,509            (615)        (13,664)          60,167
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP                                     29,355,401       3,262,547      (6,059,944)     (13,274,660)
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP(1)                                              5,103,503         612,222               -            5,782
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                  11,770,545       2,529,386       1,027,911        1,857,549
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                   226,972             144          (9,107)            (269)
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP                                         240,018,029         412,775         267,256          190,948
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                          3,960,970         424,025         (23,492)         108,664
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                         76,961          19,501          12,485            5,078
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio                                        15,738,454       1,397,938       2,106,941        1,398,142
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                               12,435,135       3,872,058       3,937,336        3,850,177
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
High Income Portfolio                                             352,715         (26,629)        (22,754)         (13,223)
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio                                              1,200,968         114,939         190,775        1,225,453
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio                                         2,692,023         179,362         266,952          130,759
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio                                           20,796,590       5,440,098       5,961,343        6,072,796
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio                                   109,911,278      20,368,932       3,818,015       12,041,322
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                                             12,910,893       4,942,343       3,434,432        3,868,165
Policyholders' account values
===========================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                               Net               Net Increase                  Net Assets
                                                            Change in            (Decrease) in       ------------------------------
                                                            Unrealized        Net Assets Resulting     Beginning          End
                                                            Gain (Loss)      From Unit Transactions    of Period       of Period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:                                           $     167,900             ($13,121)
Policyholders' account values                                                                        $   2,777,568   $   3,136,076
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                          338,574           (8,902,224)
Policyholders' account values                                                                           34,089,711      28,661,711
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP                                                 (1,337,640)         (10,250,586)
Policyholders' account values                                                                           29,976,022      19,297,688
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                               73,831              137,429
Policyholders' account values                                                                            2,055,869       2,395,290
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP                                    (7,214,716)          (9,143,942)
Policyholders' account values                                                                          156,730,966     172,252,616
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP(1)                                                 5,782             (528,691)
Policyholders' account values                                                                                    -          58,067
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                    829,638            3,159,014
Policyholders' account values                                                                           13,345,627      20,548,071
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                    8,838               45,676
Policyholders' account values                                                                            1,007,913       1,115,594
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP                                            (76,308)             143,868
Policyholders' account values                                                                           36,665,421      38,443,372
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                           132,156             (890,290)
Policyholders' account values                                                                              987,401         634,048
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                        (7,407)              61,807
Policyholders' account values                                                                               55,900         135,120
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio                                         (708,799)          (7,091,968)
Policyholders' account values                                                                           36,730,553      31,722,779
-----------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                                 (87,159)          (4,688,720)
Policyholders' account values                                                                           19,271,725      20,360,310
-----------------------------------------------------------------------------------------------------------------------------------
High Income Portfolio                                              9,531              804,059
Policyholders' account values                                                                              236,353       1,078,868
-----------------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio                                             1,034,678              178,105
Policyholders' account values                                                                            3,114,830       4,536,234
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio                                         (136,193)          (1,643,684)
Policyholders' account values                                                                            3,130,614       1,733,346
-----------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio                                             111,453          (16,110,899)
Policyholders' account values                                                                           38,429,965      29,054,986
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio                                    8,223,307            4,654,782
Policyholders' account values                                                                           23,428,999      57,461,476
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                                               433,733           (4,727,822)
Policyholders' account values                                                                           21,420,076      22,353,327
===================================================================================================================================

Aetna Life Insurance and Annuity Company Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

----------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                Valuation         Proceeds
                                                                  Period            from
                                               Dividends        Deductions          Sales
----------------------------------------------------------------------------------------------
Flexible Income Portfolio (2)                 $     5,337            ($658)     $    122,746
Policyholders' account values
----------------------------------------------------------------------------------------------
Growth Portfolio                                  202,497         (257,076)       21,130,544
Policyholders' account values
----------------------------------------------------------------------------------------------
Worldwide Growth Portfolio                         96,897         (512,954)       56,371,577
Policyholders' account values
----------------------------------------------------------------------------------------------
MFS Variable Insurance Trust:
Total Return Series (3)                                26               (6)            1,588
Policyholders' account values
----------------------------------------------------------------------------------------------
World Government Series (4)                            --               (1)               --
Policyholders' account values
----------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund (5)                             --              (45)               22
Policyholders' account values
----------------------------------------------------------------------------------------------
Global Securities Fund                             12,736           (3,636)          751,030
Policyholders' account values
----------------------------------------------------------------------------------------------
Growth & Income Fund                                1,424           (2,052)          710,579
Policyholders' account values
----------------------------------------------------------------------------------------------
Strategic Bond Fund                                40,196          (11,335)        1,349,254
Policyholders' account values
----------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio               329,059         (312,763)       92,317,033
Policyholders' account values
----------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                  26,665         (127,616)       11,385,569
Policyholders' account values
----------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio                     39,629          (11,919)        1,177,567
Policyholders' account values
----------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio        885,006         (199,531)      134,290,559
Policyholders' account values
----------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio          54,145          (17,268)          492,577
Policyholders' account values
----------------------------------------------------------------------------------------------
Total Variable Life Account B                 $48,867,068      ($5,991,275)     $874,382,151
==============================================================================================

------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                                   Net Unrealized
                                                                                     Gain (Loss)               Net
                                                 Cost of           Net               -----------            Change in
                                               Investments      Realized      Beginning         End        Unrealized
                                                   Sold        Gain (Loss)    of Period      of Period     Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio (2)                 $    124,997        ($2,251)   $         -        ($1,205)       ($1,205)
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                15,320,528      5,810,016      3,730,121      7,864,910      4,134,789
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio                      42,528,486     13,843,091      5,492,542     19,350,824     13,858,282
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust:
Total Return Series (3)                              1,601            (13)            --            125            125
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
World Government Series (4)                             --             --             --            (16)           (16)
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund (5)                              20              2             --          9,807          9,807
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
Global Securities Fund                             654,790         96,240         19,272        128,388        109,116
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund                               654,333         56,246         11,048          9,124         (1,924)
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund                              1,342,562          6,692         16,740         38,400         21,660
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio             82,923,450      9,393,583      3,702,269      6,611,843      2,909,574
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio               10,005,001      1,380,568        974,898      2,586,254      1,611,356
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio                     900,465        277,102         82,622        477,099        394,477
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio     126,685,605      7,604,954        698,227      2,712,777      2,014,550
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio          424,485         68,092        149,693        436,847        287,154
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
Total Variable Life Account B                 $793,957,391    $80,424,760    $29,609,254    $56,758,198    $27,148,944
========================================================================================================================

---------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                   Net Increase                  Net Assets
                                                   (Decrease) in                 ----------
                                               Net Assets Resulting      Beginning          End
                                             From Unit Transactions      of Period       of Period
---------------------------------------------------------------------------------------------------
Flexible Income Portfolio (2)                      $     67,044
Policyholders' account values                                          $          -    $     68,267
---------------------------------------------------------------------------------------------------
Growth Portfolio                                        950,511
Policyholders' account values                                            23,402,244      34,242,981
---------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio                           (4,853,866)
Policyholders' account values                                            43,555,170      65,986,620
---------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust:
Total Return Series (3)                                  11,212
Policyholders' account values                                                    --          11,344
---------------------------------------------------------------------------------------------------
World Government Series (4)                               2,001
Policyholders' account values                                                    --           1,984
---------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund (5)                              728,439
Policyholders' account values                                                    --         738,203
---------------------------------------------------------------------------------------------------
Global Securities Fund                                  113,811
Policyholders' account values                                               317,052         645,319
---------------------------------------------------------------------------------------------------
Growth & Income Fund                                    183,796
Policyholders' account values                                                75,171         312,661
---------------------------------------------------------------------------------------------------
Strategic Bond Fund                                     544,409
Policyholders' account values                                               711,472       1,313,094
---------------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio                  (8,310,862)
Policyholders' account values                                            30,733,122      34,741,713
---------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                     1,275,501
Policyholders' account values                                            11,734,970      15,901,444
---------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio                        1,424,018
Policyholders' account values                                               805,423       2,928,730
---------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio           (2,509,255)
Policyholders' account values                                            16,662,810      24,458,534
---------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio               656,778
Policyholders' account values                                             1,356,360       2,405,261
---------------------------------------------------------------------------------------------------
Total Variable Life Account B                     ($ 64,523,670)       $552,809,307    $638,735,134
===================================================================================================

(1) - Reflects less than a full year of activity. Funds were first received in this option during January 1999.

(2) - Reflects less than a full year of activity. Funds were first received in this option during February 1999.

(3) - Reflects less than a full year of activity. Funds were first received in this option during March 1999.

(4) - Reflects seed money. No funds have been received for this option.

(5) - Reflects less than a full year of activity. Funds were first received in this option during December 1999.

Aetna Life Insurance and Annuity Company Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

---------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                              Valuation      Proceeds
                                                                                Period         from
                                                              Dividends       Deductions      Sales
---------------------------------------------------------------------------------------------------------
Aetna Ascent VP: (1)                                        $    129,523        ($22,620)  $     393,522
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.: (2)                                   5,079,318        (289,232)      8,936,646
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Bond VP: (3)                                             1,751,860        (257,828)      6,762,101
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Crossroads VP: (4)                                          77,190         (14,622)        473,877
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP: (5)                               27,303,998      (1,392,329)     39,271,149
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP: (6)                               591,905         (73,086)      3,515,589
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Legacy VP: (7)                                              44,001          (8,540)        377,983
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Money Market VP: (8)                                       940,509        (288,392)    130,650,119
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Small Company VP: (9)                                        8,723          (5,056)        362,699
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP: (10)                                     298            (130)         44,207
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity--Income Portfolio:                                      1,381,671        (281,139)      8,873,609
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Growth Portfolio:                                              1,011,596        (128,591)      2,784,250
Policyholders' account values
---------------------------------------------------------------------------------------------------------
High Income Portfolio:                                                --          (1,531)         31,686
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Overseas Portfolio:                                              141,761         (22,734)        562,478
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:                                         329,918         (29,778)      2,518,344
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                                          1,313,979        (283,258)     12,306,538
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                                          --        (142,378)     19,717,643
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Balanced Portfolio:                                              709,668        (145,407)      5,250,108
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Growth Portfolio:                                              1,062,152        (162,916)      8,751,672
Policyholders' account values
=========================================================================================================

----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                                                Net Unrealized
                                                                                                  Gain (Loss)
                                                               Cost of          Net               -----------
                                                             Investments      Realized     Beginning          End
                                                                 Sold       Gain (Loss)    of Period       of Period
----------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP: (1)                                        $     353,120   $    40,402   $    27,927        ($53,438)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.: (2)                                    7,346,946     1,589,700     1,971,257         (88,169)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Bond VP: (3)                                              6,468,168       293,933       (12,114)        (21,056)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP: (4)                                          453,989        19,888         5,069         (13,664)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP: (5)                                34,639,034     4,632,115     6,207,999      (6,059,944)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP: (6)                              3,029,008       486,581       (23,927)      1,027,911
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP: (7)                                              360,207        17,776           618          (9,107)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP: (8)                                    130,229,304       420,815        70,857         267,256
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP: (9)                                       395,417       (32,718)           --         (23,492)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP: (10)                                   44,499          (292)           --          12,485
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity--Income Portfolio:                                       7,588,754     1,284,855     1,523,698       2,106,941
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                                               2,517,613       266,637       380,110       3,937,336
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
High Income Portfolio:                                             34,229        (2,543)           --         (22,754)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                                               539,506        22,972        (8,270)        190,775
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:                                        2,406,138       112,206       281,699         266,952
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                                          10,124,110     2,182,428     1,505,359       5,961,343
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                                   17,285,188     2,432,455       844,868       3,818,015
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:                                             3,955,227     1,294,881       885,469       3,434,432
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                                               6,729,863     2,021,809     1,360,430       3,730,121
Policyholders' account values
======================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                   Net            Net Increase                  Net Assets
                                                                Change in        (Decrease) in                  ----------
                                                               Unrealized     Net Assets Resulting       Beginning          End
                                                               Gain (Loss)   From Unit Transactions      of Period       of Period
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP: (1)                                              ($81,365)       $    909,075
Policyholders' account values                                                                          $   1,802,553   $   2,777,568
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.: (2)                                    (2,059,426)          5,433,280
Policyholders' account values                                                                             24,336,071      34,089,711
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP: (3)                                                  (8,942)          7,092,195
Policyholders' account values                                                                             21,104,804      29,976,022
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP: (4)                                           (18,733)          1,281,854
Policyholders' account values                                                                                710,292       2,055,869
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP: (5)                                (12,267,943)          6,076,102
Policyholders' account values                                                                            132,379,023     156,730,966
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP: (6)                               1,051,838           9,326,844
Policyholders' account values                                                                              1,961,545      13,345,627
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP: (7)                                                (9,725)            314,262
Policyholders' account values                                                                                650,139       1,007,913
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP: (8)                                         196,399          15,075,889
Policyholders' account values                                                                             20,320,201      36,665,421
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP: (9)                                        (23,492)          1,039,944
Policyholders' account values                                                                                     --         987,401
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP: (10)                                    12,485              43,539
Policyholders' account values                                                                                     --          55,900
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity--Income Portfolio:                                          583,243          13,578,473
Policyholders' account values                                                                             20,183,450      36,730,553
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                                                3,557,226           7,444,713
Policyholders' account values                                                                              7,120,144      19,271,725
------------------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:                                             (22,754)            263,181
Policyholders' account values                                                                                     --         236,353
------------------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                                                199,045             984,072
Policyholders' account values                                                                              1,789,714       3,114,830
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:                                           (14,747)            198,288
Policyholders' account values                                                                              2,534,727       3,130,614
------------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                                            4,455,984          10,540,804
Policyholders' account values                                                                             20,220,028      38,429,965
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                                     2,973,147           5,763,410
Policyholders' account values                                                                             12,402,365      23,428,999
------------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:                                              2,548,963           8,806,330
Policyholders' account values                                                                              8,205,641      21,420,076
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                                                2,369,691           6,131,508
Policyholders' account values                                                                             11,980,000      23,402,244
====================================================================================================================================

Aetna Life Insurance and Annuity Company Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                 Valuation      Proceeds
                                                                  Period          from
                                                Dividends       Deductions        Sales
-------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                    $ 1,360,015       ($344,460)   $ 13,676,121
Policyholders' account values
-------------------------------------------------------------------------------------------
Global Securities Fund                                  --          (1,051)         10,993
Policyholders' account values
-------------------------------------------------------------------------------------------
Growth & Income Fund                                    --            (183)         65,110
Policyholders' account values
-------------------------------------------------------------------------------------------
Strategic Bond Fund                                    104          (2,331)        315,681
Policyholders' account values
-------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio:                68,284        (239,521)    100,307,103
Policyholders' account values
-------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:                   2,113         (88,033)     22,358,392
Policyholders' account values
-------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:                        628          (2,334)        188,157
Policyholders' account values
-------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:         27,896        (158,883)     92,935,246
Policyholders' account values
-------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:           3,356          (4,215)        149,733
Policyholders' account values
-------------------------------------------------------------------------------------------
Total Variable Life Account B                  $43,340,466     ($4,390,578)   $481,590,756
===========================================================================================

-------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                                     Net Unrealized
                                                                                       Gain (Loss)               Net
                                                  Cost of          Net                 -----------            Change in
                                                Investments      Realized        Beginning         End        Unrealized
                                                    Sold        Gain (Loss)      of Period      of Period    Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                    $ 10,222,511     $ 3,453,610     $ 1,817,349    $ 5,492,542   $ 3,675,193
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
Global Securities Fund                               12,018          (1,025)             --         19,272        19,272
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund                                 66,180          (1,070)             --         11,048        11,048
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund                                 319,744          (4,063)             --         16,740        16,740
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio:             97,276,639       3,030,464          42,515      3,702,269     3,659,754
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:               21,336,998       1,021,394         (86,245)       974,898     1,061,143
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:                     215,959         (27,802)             --         82,622        82,622
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:      90,246,159       2,689,087         192,560        698,227       505,667
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:          163,488         (13,755)             --        149,693       149,693
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
Total Variable Life Account B                  $454,360,016     $27,230,740     $16,987,228    $29,609,254   $12,622,026
=========================================================================================================================

---------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                     Net Increase                 Net Assets
                                                     (Decrease) in                ----------
                                                 Net Assets Resulting    Beginning         End
                                               From Unit Transactions    of Period      of Period
---------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                         $ 11,107,525
Policyholders' account values                                           $ 24,303,287   $ 43,555,170
---------------------------------------------------------------------------------------------------
Global Securities Fund                                   299,856
Policyholders' account values                                                     --        317,052
---------------------------------------------------------------------------------------------------
Growth & Income Fund                                      65,376
Policyholders' account values                                                     --         75,171
---------------------------------------------------------------------------------------------------
Strategic Bond Fund                                      701,022
Policyholders' account values                                                     --        711,472
---------------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio:                   5,152,269
Policyholders' account values                                             19,061,872     30,733,122
---------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:                     2,590,172
Policyholders' account values                                              7,148,181     11,734,970
---------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:                          752,309
Policyholders' account values                                                     --        805,423
---------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:             (712,067)
Policyholders' account values                                             14,311,110     16,662,810
---------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:             1,221,281
Policyholders' account values                                                     --      1,356,360
---------------------------------------------------------------------------------------------------
Total Variable Life Account B                       $121,481,506        $352,525,147   $552,809,307
===================================================================================================

(1) - Effective May 1, 1998, Aetna Ascent Portfolio's name changed to Aetna Ascent VP.

(2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced Fund VP.

(3) - Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond Fund VP.

(4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.

(5) - Effective May 1, 1998, Aetna Variable Funds' name changed to Aetna Growth and Income VP.

(6) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.

(7) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.

(8) - Effective May 1, 1998, Aetna Variable Encore Funds' name changed to Aetna Money Market VP.

(9) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.

(10)- Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

Aetna Life Insurance and Annuity Company Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

--------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                       Valuation        Proceeds
                                                                         Period           from
                                                       Dividends       Deductions        Sales
--------------------------------------------------------------------------------------------------
Aetna Variable Fund:                                  $26,573,304      ($1,085,553)   $11,219,896
Policyholders' account values
--------------------------------------------------------------------------------------------------
Aetna Income Shares:                                    1,087,150         (148,230)     2,358,910
Policyholders' account values
--------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                               372,968         (144,720)    74,201,538
Policyholders' account values
--------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:                   2,876,287         (185,443)     1,960,106
Policyholders' account values
--------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                          112,004          (11,360)     1,279,898
Policyholders' account values
--------------------------------------------------------------------------------------------------
Aetna Crossroads Varible Portfolio:                        45,840           (3,290)       198,099
Policyholders' account values
--------------------------------------------------------------------------------------------------
Aetna Legacy Varible Portfolio:                            38,169           (3,596)       225,894
Policyholders' account values
--------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:                       77,848           (4,920)       143,972
Policyholders' account values
--------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio: (1)        576,583         (128,523)    53,957,227
Policyholders' account values
--------------------------------------------------------------------------------------------------
American Century VP Capital Apprecition Fund: (2)         132,455          (57,820)    15,197,338
Policyholders' account values
--------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity--Income Portfolio:                               1,485,715         (163,582)    14,420,981
Policyholders' account values
--------------------------------------------------------------------------------------------------
Growth Portfolio:                                         192,233          (54,856)     6,814,876
Policyholders' account values
--------------------------------------------------------------------------------------------------
Overseas Portfolio:                                        46,706           (8,253)       359,668
Policyholders' account values
--------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:                                  175,953          (18,257)       244,742
Policyholders' account values
--------------------------------------------------------------------------------------------------
Contrafund Portfolio:                                     235,708         (110,146)     4,519,164
Policyholders' account values
--------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                                   --          (95,697)    18,445,996
Policyholders' account values
--------------------------------------------------------------------------------------------------
Balanced Portfolio:                                       192,757          (52,872)     1,238,408
Policyholders' account values
==================================================================================================

----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                                       Net Unrealized
                                                                                         Gain (Loss)                Net
                                                        Cost of        Net              -----------             Change in
                                                      Investments    Realized      Beginning        End         Unrealized
                                                          Sold      Gain (Loss)    of Period     of Period      Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                                  $ 7,857,508   $3,362,388    $7,294,643    $6,207,999      ($1,086,644)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                                    2,406,924      (48,014)     (190,180)      (12,114)         178,066
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                            73,731,940      469,598       106,394        70,857          (35,537)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:                   1,561,449      398,657     1,383,931     1,971,257          587,326
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                        1,184,906       94,992        15,645        27,927           12,282
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Varible Portfolio:                       193,283        4,816          (191)        5,069            5,260
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Varible Portfolio:                           207,391       18,503            20           618              598
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:                      131,418       12,554            --       (23,927)         (23,927)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio: (1)     53,285,312      671,915       172,057            --         (172,057)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Apprecition Fund: (2)      15,512,673     (315,335)     (146,911)           --          146,911
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity--Income Portfolio:                              11,843,310    2,577,671     1,096,283     1,523,698          427,415
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                                       5,870,796      944,080       294,867       380,110           85,243
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                                       322,274       37,394        37,941        (8,270)         (46,211)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:                                  220,690       24,052       134,978       281,699          146,721
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                                   3,602,586      916,578       730,883     1,505,359          774,476
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                           17,632,824      813,172       249,074       844,868          595,794
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:                                     1,021,789      216,619       243,163       885,469          642,306
Policyholders' account values
============================================================================================================================

----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                           Net Increase                  Net Assets
                                                           (Decrease) in                 ----------
                                                       Net Assets Resulting      Beginning         End
                                                      From Unit Transactions     of Period      of Period
----------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                                      $   11,743,902
Policyholders' account values                                                  $92,871,626    $132,379,023
----------------------------------------------------------------------------------------------------------
Aetna Income Shares:                                           6,856,045
Policyholders' account values                                                   13,179,787      21,104,804
----------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                                   10,565,707
Policyholders' account values                                                    9,092,185      20,320,201
----------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:                          4,867,703
Policyholders' account values                                                   15,791,541      24,336,071
----------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                               1,049,257
Policyholders' account values                                                      545,378       1,802,553
----------------------------------------------------------------------------------------------------------
Aetna Crossroads Varible Portfolio:                              533,974
Policyholders' account values                                                      123,692         710,292
----------------------------------------------------------------------------------------------------------
Aetna Legacy Varible Portfolio:                                  582,502
Policyholders' account values                                                       13,963         650,139
----------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:                           1,899,990
Policyholders' account values                                                           --       1,961,545
----------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio: (1)           (14,034,001)
Policyholders' account values                                                   13,086,083              --
----------------------------------------------------------------------------------------------------------
American Century VP Capital Apprecition Fund: (2)             (6,388,736)
Policyholders' account values                                                    6,482,525              --
----------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity--Income Portfolio:                                      2,546,018
Policyholders' account values                                                   13,310,213      20,183,450
----------------------------------------------------------------------------------------------------------
Growth Portfolio:                                                900,915
Policyholders' account values                                                    5,052,529       7,120,144
----------------------------------------------------------------------------------------------------------
Overseas Portfolio:                                            1,227,751
Policyholders' account values                                                      532,327       1,789,714
----------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:                                         796,072
Policyholders' account values                                                    1,410,186       2,534,727
----------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                                         11,491,722
Policyholders' account values                                                    6,911,690      20,220,028
----------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                                   1,426,169
Policyholders' account values                                                    9,662,927      12,402,365
----------------------------------------------------------------------------------------------------------
Balanced Portfolio:                                            3,632,486
Policyholders' account values                                                    3,574,345       8,205,641
==========================================================================================================

Aetna Life Insurance and Annuity Company Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

--------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                Valuation        Proceeds
                                                                  Period           from
                                                Dividends       Deductions        Sales
--------------------------------------------------------------------------------------------
Growth Portfolio:                              $   309,334         ($90,076)   $  3,312,122
Policyholders' account values
--------------------------------------------------------------------------------------------
Short-Term Bond Portfolio: (3)                     101,542          (32,381)      9,071,413
Policyholders' account values
--------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                        325,821         (167,065)      7,022,675
Policyholders' account values
--------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio:                    --          (17,086)      9,834,242
Policyholders' account values
--------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:                      --           (6,128)      1,889,839
Policyholders' account values
--------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:             --          (12,927)      1,858,258
Policyholders' account values
--------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund:
International Portfolio: (4)                       264,246         (110,422)     20,554,442
Policyholders' account values
--------------------------------------------------------------------------------------------
Total Variable Life Account B                  $35,222,623      ($2,713,203)   $260,329,704
============================================================================================

----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                                      Net Unrealized
                                                                                        Gain (Loss)                Net
                                                  Cost of          Net                  -----------             Change in
                                                Investments      Realized       Beginning          End          Unrealized
                                                    Sold        Gain (Loss)     of Period       of Period      Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                              $  2,585,617     $   726,505    $   566,478     $ 1,360,430    $     793,952
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Portfolio: (3)                    8,891,967         179,446         26,773              --          (26,773)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                       5,257,711       1,764,964        872,277       1,817,349          945,072
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio:              9,998,952        (164,710)            --          42,515           42,515
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:                1,891,124          (1,285)            --         (86,245)         (86,245)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:       1,827,173          31,085             --         192,560          192,560
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund:
International Portfolio: (4)                     18,819,109       1,735,333      1,244,544              --       (1,244,544)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Total Variable Life Account B                  $245,858,726     $14,470,978    $14,132,669     $16,987,228    $   2,854,559
============================================================================================================================

----------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                     Net Increase                Net Assets
                                                     (Decrease) in               ----------
                                                 Net Assets Resulting    Beginning          End
                                               From Unit Transactions    of Period       of Period
----------------------------------------------------------------------------------------------------
Growth Portfolio:                                  $    3,065,638
Policyholders' account values                                              7,174,647      11,980,000
----------------------------------------------------------------------------------------------------
Short-Term Bond Portfolio: (3)                         (4,049,682)
Policyholders' account values                                              3,827,848              --
----------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                            11,519,359
Policyholders' account values                                              9,915,136      24,303,287
----------------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio:                   19,201,153
Policyholders' account values                                                     --      19,061,872
----------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:                      7,241,839
Policyholders' account values                                                     --       7,148,181
----------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:            14,100,392
Policyholders' account values                                                     --      14,311,110
----------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund:
International Portfolio: (4)                          (11,259,868)
Policyholders' account values                                             10,615,255              --
----------------------------------------------------------------------------------------------------
Total Variable Life Account B                      $   79,516,307       $223,173,883    $352,525,147
====================================================================================================

(1) - Effective November 28, 1997, assets from this fund were transferred into the PPI MFS Emerging Equity Portfolio.

(2) - Effective November 28, 1997, assets from this fund were transferred into the PPI MFS Research Growth Portfolio.

(3) - Effective November 28, 1997, assets from this fund were transferred into the Aetna Variable Encore Fund.

(4) - Effective November 28, 1997, assets from this fund were transferred into the PPI Scudder International Growth Portfolio.

Aetna Life Insurance and Annuity Company Variable Life Account B

6. Condensed Financial Information

-------------------------------------------------------------------------------------------------------------------------
                                          Value
                                         Per Unit          Increase (Decrease)        Units               Policyholders'
                                         --------              in Value of         Outstanding            Account Values
                                  Beginning     End of         Accumulation           at End                 at End
                                  of Period     Period             Unit               Period                of Period
-------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Aetna Vest                        $  14.535   $  16.480           13.38%               8,108.4              $   133,629
Aetna Vest II                        14.499      16.415           13.21%               4,820.1                   79,120
Aetna Vest Plus                      14.499      16.415           13.21%             152,300.6                2,499,946
Aetna Vest Estate Protector          14.559      16.507           13.38%              19,644.4                  324,275
Aetna Vest Estate Protector II       10.038      11.404           13.61%               8,690.6                   99,106
-------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Aetna Vest                           24.655      27.745           12.53%             101,885.7                2,826,794
Aetna Vest II                        24.909      28.016           12.47%             204,589.9                5,731,870
Aetna Vest Plus                      20.890      23.496           12.47%             506,450.0               11,899,396
Aetna Vest Estate Protector          15.716      17.703           12.64%              27,963.4                  495,026
Aetna Vest Estate Protector II       11.233      12.678           12.87%              72,757.6                  922,452
Corporate Specialty Market           18.186      20.455           12.47%             330,977.4                6,770,020
Corporate Specialty Market II             -      12.667               -                   81.2   (1)              1,028
NYSUT Individual Life                13.516      15.225           12.64%                 993.4                   15,125
-------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Aetna Vest                           25.084      24.650           (1.73%)            238,723.8                5,884,656
Aetna Vest II                        16.865      16.573           (1.73%)             62,569.1                1,036,982
Aetna Vest Plus                      13.505      13.271           (1.73%)            318,545.3                4,227,550
Aetna Vest Estate Protector          12.035      11.845           (1.58%)             43,161.3                  511,251
Aetna Vest Estate Protector II       10.614      10.470           (1.36%)             68,097.4                  712,967
Corporate Specialty Market           13.035      12.810           (1.73%)            527,603.9                6,758,389
Corporate Specialty Market II             -      10.457               -               15,480.3   (4)            161,885
NYSUT Individual Life                11.441      11.260           (1.58%)                355.9                    4,008
-------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Aetna Vest                           14.040      15.343            9.28%               3,856.3                   59,167
Aetna Vest II                        14.005      15.282            9.12%               3,676.4                   56,182
Aetna Vest Plus                      14.005      15.282            9.12%             142,144.1                2,172,206
Aetna Vest Estate Protector          14.063      15.368            9.28%                 419.3                    6,444
Aetna Vest Estate Protector II       10.244      11.217            9.50%               9,029.9                  101,291
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Aetna Vest                           50.962      59.274           16.31%           1,158,596.7               68,674,147
Aetna Vest II                        28.434      33.055           16.25%             739,037.9               24,428,941
Aetna Vest Plus                      23.889      27.772           16.25%           2,074,042.4               57,600,081
Aetna Vest Estate Protector          17.070      19.874           16.42%             126,208.8                2,508,237
Aetna Vest Estate Protector II       10.966      12.793           16.66%             150,942.3                1,930,981
Corporate Specialty Market           21.581      25.089           16.25%             679,447.2               17,046,334
Corporate Specialty Market II             -      12.781               -                2,764.0   (4)             35,327
NYSUT Individual Life                13.623      15.860           16.43%               1,801.2                   28,568
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Corporate Specialty Market                -      17.615               -                3,234.8   (2)             56,983
Corporate Specialty Market II             -      17.226               -                   62.9   (1)              1,084
-------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Aetna Vest                           17.044      20.975           23.06%              91,316.0                1,915,309
Aetna Vest II                        17.044      20.975           23.06%              32,056.5                  672,369
Aetna Vest Plus                      17.044      20.975           23.06%             412,230.7                8,646,340
Aetna Vest Estate Protector          17.096      21.071           23.25%              74,181.7                1,563,077
Aetna Vest Estate Protector II       12.397      15.310           23.50%             190,679.2                2,919,241
Corporate Specialty Market           17.044      20.975           23.06%             210,675.0                4,418,818
Corporate Specialty Market II             -      15.295               -               22,261.8   (4)            340,501
NYSUT Individual Life                15.850      19.535           23.25%               3,707.1                   72,416
-------------------------------------------------------------------------------------------------------------------------

Aetna Life Insurance and Annuity Company Variable Life Account B

6. Condensed Financial Information

-------------------------------------------------------------------------------------------------------------------------
                                          Value
                                         Per Unit          Increase (Decrease)        Units                Policyholders'
                                         --------              in Value of         Outstanding             Account Values
                                  Beginning     End of         Accumulation          at End                   at End
                                  of Period     Period             Unit             of Period                of Period
-------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Aetna Vest                        $  13.378   $  14.206            6.19%                 854.8              $    12,144
Aetna Vest II                        13.345      14.150            6.03%                 949.2                   13,431
Aetna Vest Plus                      13.345      14.150            6.03%              60,327.0                  853,620
Aetna Vest Estate Protector          13.400      14.230            6.19%               3,283.5                   46,723
Aetna Vest Estate Protector II       10.379      11.044            6.41%              17,050.0                  188,297
NYSUT Individual Life                11.902      12.639            6.19%                 109.1                    1,379
-------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Aetna Vest                           18.074      18.803            4.03%             142,725.6                2,683,604
Aetna Vest II                        13.211      13.744            4.03%              42,777.2                  587,924
Aetna Vest Plus                      12.416      12.917            4.03%           1,113,716.2               14,385,720
Aetna Vest Estate Protector          11.301      11.774            4.18%              66,839.9                  786,966
Aetna Vest Estate Protector II       10.413      10.871            4.40%             128,032.1                1,391,821
Corporate Specialty Market           11.878      12.357            4.04%           1,497,529.1               18,505,645
Corporate Specialty Market II             -      10.861               -                6,736.3   (2)             73,160
NYSUT Individual Life                10.849      11.304            4.19%               2,524.2                   28,532
-------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Corporate Specialty Market           10.085      13.065           29.55%              48,446.2                  632,957
Corporate Specialty Market II             -      12.420               -                   87.8   (1)              1,091
-------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Corporate Specialty Market           12.266      14.521           18.39%               9,236.5                  134,125
Corporate Specialty Market II             -      13.658               -                   72.8   (1)                995
-------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Aetna Vest                           15.238      16.041            5.27%              16,109.0                  258,402
Aetna Vest II                        15.238      16.041            5.27%              17,559.9                  281,675
Aetna Vest Plus                      15.238      16.041            5.27%             721,177.1               11,568,312
Aetna Vest Estate Protector          15.301      16.132            5.43%             118,968.5                1,919,142
Aetna Vest Estate Protector II       10.733      11.338            5.64%             115,816.5                1,313,121
Corporate Specialty Market           17.538      18.462            5.27%             875,042.6               16,155,452
Corporate Specialty Market II             -      11.327               -               18,694.6   (5)            211,759
NYSUT Individual Life                13.031      13.739            5.43%               1,085.7                   14,916
-------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Corporate Specialty Market           19.002      25.856           36.07%             787,399.8               20,359,247
Corporate Specialty Market II             -      17.930               -                   59.3   (1)              1,063
-------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:
Corporate Specialty Market            9.588      10.271            7.12%             104,943.0                1,077,856
Corporate Specialty Market II             -       9.902               -                  102.2   (1)              1,012
-------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Corporate Specialty Market           13.859      19.568           41.19%             231,765.2                4,535,149
Corporate Specialty Market II             -      15.111               -                   71.8   (1)              1,085
-------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:
Corporate Specialty Market           16.358      17.991            9.98%              96,286.7                1,732,320
Corporate Specialty Market II             -      12.223               -                   83.9   (1)              1,026
-------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Aetna Vest                           18.229      22.425           23.02%              50,642.2                1,135,635
Aetna Vest II                        18.229      22.425           23.02%              20,952.5                  469,853
Aetna Vest Plus                      18.229      22.425           23.02%             630,388.5               14,136,214
Aetna Vest Estate Protector          18.305      22.551           23.20%              78,555.6                1,771,520
Aetna Vest Estate Protector II       12.417      15.329           23.45%             131,432.8                2,014,695
Corporate Specialty Market           19.607      24.119           23.01%             385,619.2                9,300,909
Corporate Specialty Market II             -      15.314               -               13,049.1   (4)            199,838
NYSUT Individual Life                15.355      18.918           23.20%               1,391.4                   26,322
-------------------------------------------------------------------------------------------------------------------------

Aetna Life Insurance and Annuity Company Variable Life Account B

6. Condensed Financial Information

---------------------------------------------------------------------------------------------------------------------------
                                              Value
                                             Per Unit          Increase (Decrease)       Units              Policyholders'
                                             --------              in Value of        Outstanding           Account Values
                                      Beginning     End of         Accumulation         at End                 at End
                                      of Period     Period             Unit            of Period              of Period
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Aetna Vest                            $  23.949   $  53.447           123.17%           78,595.7              $ 4,200,721
Aetna Vest II                            23.949      53.447           123.17%           36,544.0                1,953,171
Aetna Vest Plus                          23.949      53.447           123.17%          615,554.6               32,899,806
Aetna Vest Estate Protector              14.569      32.562           123.50%          115,022.2                3,745,343
Aetna Vest Estate Protector II           12.855      28.789           123.95%           92,599.5                2,665,841
Corporate Specialty Market               17.969      40.102           123.17%          292,816.6               11,742,518
Corporate Specialty Market II                 -      28.762                -             8,727.2       (4)        251,013
NYSUT Individual Life                    15.506      34.657           123.50%               88.4                    3,063
---------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Aetna Vest                               22.446      28.168            25.49%           20,837.1                  586,949
Aetna Vest II                            22.621      28.388            25.50%            7,862.9                  223,214
Aetna Vest Plus                          22.435      28.156            25.50%          463,856.2               13,060,229
Aetna Vest Estate Protector              17.895      22.491            25.68%           39,932.2                  898,116
Aetna Vest Estate Protector II           12.622      15.896            25.94%          136,489.4                2,169,638
Corporate Specialty Market               19.675      24.691            25.50%          207,597.6                5,125,875
Corporate Specialty Market II                 -      15.881                -            17,176.7       (4)        272,785
NYSUT Individual Life                    15.198      19.102            25.68%              864.9                   16,521
---------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Corporate Specialty Market                    -      11.019                -             6,104.4       (3)         67,265
Corporate Specialty Market II                 -      10.678                -                93.8       (1)          1,002
---------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Aetna Vest                               24.316      34.664            42.55%           45,552.7                1,579,018
Aetna Vest II                            24.294      34.632            42.55%           66,432.0                2,300,676
Aetna Vest Plus                          24.260      34.583            42.55%          670,451.6               23,186,343
Aetna Vest Estate Protector              17.775      25.376            42.76%           90,466.0                2,295,685
Aetna Vest Estate Protector II           12.564      17.973            43.05%          132,777.4                2,386,410
Corporate Specialty Market               19.965      28.461            42.55%           83,369.6                2,372,762
Corporate Specialty Market II                 -      17.956                -             5,674.5       (5)        101,893
NYSUT Individual Life                    15.384      21.964            42.77%              919.4                   20,194
---------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Aetna Vest                               25.260      41.127            62.81%          111,800.0                4,597,968
Aetna Vest II                            25.267      41.138            62.81%           54,942.3                2,260,212
Aetna Vest Plus                          25.235      41.087            62.82%          866,585.5               35,605,247
Aetna Vest Estate Protector              18.286      29.817            63.06%          133,793.7                3,989,387
Aetna Vest Estate Protector II           12.017      19.634            63.39%          175,254.1                3,441,022
Corporate Specialty Market               20.776      33.827            62.82%          468,018.3               15,831,874
Corporate Specialty Market II                 -      19.616                -            12,499.1       (4)        245,183
NYSUT Individual Life                    14.465      23.587            63.06%              666.8                   15,727
---------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
Total Return Series:
Corporate Specialty Market                    -      11.518                -               897.9       (7)         10,343
Corporate Specialty Market II                 -      11.167                -                89.7       (1)          1,001
---------------------------------------------------------------------------------------------------------------------------
World Government Series:
Corporate Specialty Market                    -      10.192                -                97.3       (1)            992
Corporate Specialty Market II                 -      10.272                -                96.5       (1)            992
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund:
Corporate Specialty Market                    -      19.578                -            37,648.5       (7)        737,069
Corporate Specialty Market II                 -      19.458                -                58.3       (1)          1,134
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund:
Aetna Vest                               10.828      16.991            56.91%              530.2                    9,008
Aetna Vest II                                 -      16.990                -                80.4       (1)          1,366
Aetna Vest Plus                          10.828      16.991            56.91%           28,329.2                  481,330
Aetna Vest Estate Protector              10.842      17.038            57.14%            1,533.3                   26,124
Aetna Vest Estate Protector II           11.082      17.450            57.46%            7,181.2                  125,309
Corporate Specialty Market               10.550      17.971            70.34%               60.7                    1,091
Corporate Specialty Market II                 -      17.532                -                62.2       (1)          1,091
---------------------------------------------------------------------------------------------------------------------------

Aetna Life Insurance and Annuity Company Variable Life Account B
Notes to Financial Statements -- December 31, 1999 (continued):
6. Condensed Financial Information


----------------------------------------------------------------------------------------------------------------------------
                                                      Value
                                                     Per Unit          Increase (Decrease)     Units            Policyholder
                                                     --------             in Value of       Outstanding        Account Value
                                              Beginning    End of        Accumulation         at End              at End
                                              of Period    Period             Unit           of Period           of Period
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund:
Corporate Specialty Market                    $        -  $  12.711              -            16,095.7    (4)   $    204,601
Corporate Specialty Market II                          -     12.033              -             8,980.1    (5)        108,060
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund:
Aetna Vest                                        10.027     10.208          1.80%             4,611.8                47,076
Aetna Vest II                                          -     10.207             -                100.3    (1)          1,024
Aetna Vest Plus                                   10.027     10.208          1.80%            62,229.8               635,239
Aetna Vest Estate Protector                       10.040     10.236          1.95%            18,761.9               192,046
Aetna Vest Estate Protector II                    10.036     10.253          2.16%            32,613.6               334,376
Corporate Specialty Market                             -     10.480              -                95.5    (1)          1,001
Corporate Specialty Market II                          -     10.262              -             9,903.4    (4)        101,626
NYSUT Individual Life                             10.040     10.236          1.96%                69.0                   706
----------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Aetna Vest                                        22.283     33.285         49.37%            55,607.9             1,850,914
Aetna Vest II                                     22.285     33.288         49.37%            23,443.9               780,405
Aetna Vest Plus                                   22.273     33.270         49.37%           595,667.2            19,817,897
Aetna Vest Estate Protector                       13.899     20.793         49.60%            70,939.0             1,475,019
Aetna Vest Estate Protector II                    11.576     17.352         49.90%            33,469.0               580,761
Corporate Specialty Market                        18.326     27.375         49.38%           373,848.2            10,234,094
Corporate Specialty Market II                         -      17.339              -                66.4    (1)          1,152
NYSUT Individual Life                             14.396     21.537         49.60%                68.3                 1,471
----------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Aetna Vest                                        14.665     18.009         22.80%            53,119.5               956,611
Aetna Vest II                                     14.730     18.089         22.81%            22,767.3               411,846
Aetna Vest Plus                                   14.529     17.843         22.81%           490,083.9             8,744,344
Aetna Vest Estate Protector                       11.161     13.727         22.99%            21,110.1               289,781
Aetna Vest Estate Protector II                    11.518     14.194         23.23%            51,498.0               730,964
Corporate Specialty Market                        13.288     16.318         22.81%           292,084.8             4,766,382
Corporate Specialty Market II                          -     14.182              -                74.7    (1)          1,060
NYSUT Individual Life                             12.394     15.243         22.99%                29.9                   456
----------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Aetna Vest                                        11.408     16.805         47.31%             3,672.2                61,712
Aetna Vest II                                     11.408     16.805         47.31%                76.1                 1,279
Aetna Vest Plus                                   11.408     16.805         47.31%           118,377.4             1,989,331
Aetna Vest Estate Protector                       11.422     16.851         47.53%            13,787.2               232,334
Aetna Vest Estate Protector II                    11.699     17.294         47.83%            36,907.3               638,291
Corporate Specialty Market                             -     18.361              -                59.6    (1)          1,094
Corporate Specialty Market II                          -     17.491              -                62.6    (1)          1,094
NYSUT Individual Life                             11.422     16.851         47.53%               213.3                 3,595
----------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Aetna Vest                                        18.503     29.019         56.83%           101,117.4             2,934,330
Aetna Vest II                                     18.389     28.840         56.83%            29,315.3               845,458
Aetna Vest Plus                                   18.286     28.679         56.84%           510,350.3            14,636,580
Aetna Vest Estate Protector                       13.907     21.844         57.07%            44,976.9               982,475
Aetna Vest Estate Protector II                    11.198     17.624         57.39%            11,999.5               211,482
Corporate Specialty Market                        15.323     24.031         56.83%           191,821.0             4,609,695
Corporate Specialty Market II                          -     17.608              -            13,545.9    (6)        238,514
----------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Aetna Vest                                        11.539     13.975         21.11%             8,785.9               122,779
Aetna Vest II                                     11.539     13.974         21.10%               149.0                 2,081
Aetna Vest Plus                                   11.539     13.975         21.11%           107,827.6             1,506,845
Aetna Vest Estate Protector                       11.553     14.013         21.30%             4,053.9                56,808
Aetna Vest Estate Protector II                    11.839     14.388         21.53%            47,493.8               683,338
Corporate Specialty Market                             -     15.481              -             2,040.5    (6)         31,590
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Aetna Life Insurance and Annuity Company Variable Life Account B

6. Condensed Financial Information

----------------------------------------------------------------------------------------------------------------------------

                                            Value
                                           Per Unit              Increase (Decrease)        Units             Policyholders'
                                           --------                   in Value of        Outstanding          Account Values
                                   Beginning       End of            Accumulation          at End                at End
                                   of Period       Period                Unit             of Period             of Period
----------------------------------------------------------------------------------------------------------------------------
Corporate Specialty Market II      $      -      $  14.536                  -                72.3     (1)        $1,052
NYSUT Individual Life                 11.553        14.013              21.29%               54.8                   768
----------------------------------------------------------------------------------------------------------------------------

(1) - Reflects seed money. No funds have been received for this option.

(2) - Reflects less than a full year of activity. Funds were first received in this option during January 1999.

(3) - Reflects less than a full year of activity. Funds were first received in this option during February 1999.

(4) - Reflects less than a full year of activity. Funds were first received in this option during March 1999.

(5) - Reflects less than a full year of activity. Funds were first received in this option during April 1999.

(6) - Reflects less than a full year of activity. Funds were first received in this option during October 1999.

(7) - Reflects less than a full year of activity. Funds were first received in this option during December 1999.

               Report of Ernst & Young LLP. Independent Auditors


Board of Directors of The Lincoln National Life Insurance Company
    and
Contract Owners of Aetna Life Insurance and Annuity Company Variable Life Account B

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account B (the "Account") (comprised of the Aetna Ascent VP, Aetna Balanced VP, Inc., Aetna Bond VP, Aetna Crossroads VP, Aetna Growth and Income VP, Aetna Growth VP, Aetna Index Plus Large Cap VP, Aetna Legacy VP, Aetna Money Market VP, Aetna Small Company VP, Aetna Value Opportunity VP, Fidelity Investments Variable Insurance Products Fund Equity-Income Portfolio, Fidelity Investments Variable Insurance Products Fund Growth Portfolio, Fidelity Investments Variable Insurance Products Fund High Income Portfolio, Fidelity Investments Variable Insurance Products Fund Overseas Portfolio, Fidelity Investments Variable Insurance Products Fund II Asset Manager Portfolio, Fidelity Investments Variable Insurance Products Fund II Contrafund Portfolio, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Flexible Income Portfolio, Janus Aspen Series Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, MFS Variable Insurance Trust Total Return Series, MFS Variable Insurance Trust World Government Series, Oppenheimer Funds Aggressive Growth Fund, Oppenheimer Funds Global Securities Fund, Oppenheimer Funds Growth & Income Fund, Oppenheimer Funds Strategic Bond Fund, Portfolio Partners Inc. (PPI) MFS Emerging Equities Portfolio, Portfolio Partners Inc.
(PPI) MFS Research Growth Portfolio, Portfolio Partners Inc. (PPI) MFS Value Equity Portfolio, Portfolio Partners Inc. (PPI) Scudder International Growth Portfolio, and Portfolio Partners Inc. (PPI) T. Rowe Price Growth Equity Portfolio subaccounts), as of December 31, 1999, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. The accompanying financial statements of the Account for the years ended December 31, 1998 and 1997, were audited by other auditors whose report dated February 26, 1999, expressed an unqualified opinion on those financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Aetna Life Insurance and Annuity Company Variable Life Account B at December 31, 1999, and the results of their operations and changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Fort Wayne, Indiana
February 28, 2000